Borrowings (Details) - Schedule of Future Loan Payments - Mar. 31, 2024	USD ($)	CNY (¥)
Schedule of Future Loan Payments [Abstract]
One year	$ 514,383	¥ 3,714,000
Two years	104,428	754,000
Three years	7,479	54,000
Four years	5,222	37,710
Total long term loans	$ 631,512	¥ 4,559,710